Government grants and subsidies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of government grants [Line Items]
Income from government grants	$ 4,739	$ 13,428
Direct cost of revenues
Disclosure of government grants [Line Items]
Income from government grants	1,144	1,651
General and administrative
Disclosure of government grants [Line Items]
Income from government grants	545	2,055
Research and development
Disclosure of government grants [Line Items]
Income from government grants	2,692	5,871
Sales and marketing
Disclosure of government grants [Line Items]
Income from government grants	$ 358	$ 3,851